Form N-1A Cover	Nov. 04, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 04, 2026
Prospectus Date	Oct. 20, 2026